SEC Registration Nos.
811-03591 and 002-80154

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 61            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 61                         XX

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This post-effective amendment consists of the following:

  N-1A Facing Page
  Part C of the Registration Statement (including signature page)
  Exhibits (as indicated below)

This Post-Effective Amendment is being filed solely for the purpose of filing certain executed copies of exhibits to the Registration Statement.

Parts A and B are incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, as filed on January 31, 2011.

 PART C. OTHER INFORMATION

Item 28. Exhibits:

(a)

Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.
Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.
Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.
Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.
Articles of Amendment of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 58, dated April 29, 2010, accession number 0000708950-10-000015.

(b)	Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)

Investment Advisory Agreement for Calvert Investment Management, Inc., (Calvert Portfolios) incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.
Investment Advisory Agreement for Calvert Asset Management Company Inc. (Ameritas Portfolios) incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.
Addendum to Investment Advisory Agreement (Ameritas Portfolios, section 3c deletion), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.
Addendum to Investment Advisory Agreement (Balanced), incorporated by reference to Post-Effective Amendment No. 56, dated April 30, 2009, accession number 0000708950-09-000009.
Amended Schedule A to Investment Advisory Agreement (Calvert Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.
Amended Schedule A to Investment Advisory Agreement (Ameritas Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.
Amended Schedule B to Investment Advisory Agreement (Ameritas Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.
Addendum to Investment Advisory Agreement, filed herewith.

(d)(1)	Subadvisory Agreement with Atlanta Capital Management Company (Equity), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(d)(2)

Subadvisory Agreement with Thornburg Investment Management, Inc. (SRI Strategic), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(d)(3)	Subadvisory Agreement with Eagle Asset Management (Small Cap Growth), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(d)(4)

Subadvisory Agreement with New Amsterdam Partners LLC (Balanced) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.
Amended Fee Schedule to Subadvisory Agreement, incorporated by reference to Post-Effective Amendment No. 56, dated April 30, 2009, accession number 0000708950-09-000009.

(d)(5)	Subadvisory Agreement with New Amsterdam Partners LLC (Mid Cap Growth) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.

(e)

Underwriting (Distribution) Agreement, incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.
Underwriting (Distribution) Schedules I, II & III, incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(f)	Deferred Compensation Agreement, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.

(g)	Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

(h)(1)	Amended Master Transfer Agency and Service Agreement, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

(h)(2)

Transfer Agency and Service Agreement for the National Financial Data Services, Inc. and Servicing Agreement for Calvert Investment Services, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(h)(3)

Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 34, April 30, 1998, accession number 0000882671-98-000006.
Servicing Agreement Schedule A, incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(h)(4)

Administrative Services Agreements for Ameritas Investment Corp. and Calvert Investment Management, Inc. incorporated by reference to Post-Effective Amendment No. 51, dated April 29, 2005, accession number 0000708950-02-000009.
Amended Schedule A to the Administrative Services Agreement (Ameritas Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.
Amended Schedule A to the Administrative Services Agreement (Calvert Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.

(i)	Legal Opinion (not applicable).

(j)	Other Opinions (not applicable).

(k)	Omitted Financial Statements (not applicable).

(l)	Initial Capital Agreements.

(m)	Rule 12b-1 Plan (not applicable).

(n)	Rule 18f-3 Plan (not applicable).

(o)	Power of Attorney Forms, incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.

(p)	Amended Code of Ethics for Calvert Asset Management Company Inc., incorporated by reference to Post-Effective Amendment No. 56, dated April 30, 2009, accession number 0000708950-09-000009.

(p)(1)	Code of Ethics for Atlanta Capital Management Company, incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(p)(2)	Code of Ethics for Thornburg Investment Management, Inc., incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(p)(3)	Code of Ethics for Eagle Asset Management, Inc., incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(p)(4)	Code of Ethics for New Amsterdam Partners LLC, incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(p)(5)	Code of Ethics for RiverSource Investments LLC, incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

Item 29. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 30. Indemnification

Registrant's By-Laws, Exhibit 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Alya Kayal
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Michael Abramo	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Paul Hilton	Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 208 14

         (c)      Inapplicable.

Item 33. Location of Accounts and Records

Ronald M. Wolfsheimer, Treasurer
                  and
William M. Tartikoff, Secretary
Calvert Variable Series, Inc.
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 25th day of May 2011.

CALVERT VARIABLE SERIES, INC.

By:

_______________**__________________
Barbara J. Krumsiek
Director and Chairperson

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 25th day of May 2011 by the following persons in the capacities indicated.

Signature	Title
__________**____________ Barbara J. Krumsiek	Director and Chairperson

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Financial Officer)

__________**____________ Alice Gresham	Director

__________**____________ M. Charito Kruvant	Director

__________**_____________ Cynthia H. Milligan	Director

__________**____________ Arthur J. Pugh	Director

__________**____________ William Lester	Director

**By: /s/ Lancelot A. King
                 Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.

Calvert Variable Series, Inc.
Post-Effective Amendment No. 61
Registration No. 002-80154
EXHIBIT INDEX

Exhibit No.	Description
28(d)	Addendum to Investment Advisory Agreement